LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund (formerly, LVIP BlackRock

Global Allocation V.I. Managed Risk Fund)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund

Supplement Dated August 22, 2019

to the Prospectus dated May 1, 2019

This Supplement updates certain information in the Prospectus for funds listed above (the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, revisions to the Prospectus for each Fund are as follows:

1.	All references to, and information regarding, Zachary Brown, CFA, in the Prospectus are deleted in their entirety.

2.	The following replaces the information related to Milliman under Portfolio Managers:

Milliman Portfolio Managers	Company Title	Experience with Fund
Anthony Nese, FRM	Portfolio Manager	Since March 2019
Jeff Greco	Portfolio Manager	Since May 2016
Adam Schenck, CFA	Director of Portfolio Management	Since May 2016

3.	The following replaces the information under Management and Organization – Milliman Portfolio Managers:

Anthony Nese, Jeff Greco and Adam Schenck are responsible for the day-to-day management of the Fund’s risk management overlay.

Anthony Nese, FRM, is a Portfolio Manager with Milliman and joined Milliman in 2012. Mr. Nese holds a B.A. in Public Policy Studies from the University of Chicago. He is a Certified Financial Risk Manager (FRM).

Jeff Greco is a Portfolio Manager with Milliman and joined Milliman in 2012. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, is Director of Portfolio Management with Milliman and joined Milliman in 2005. Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA) Charterholder.

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LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund (formerly, LVIP BlackRock

Global Allocation V.I. Managed Risk Fund)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund

Supplement Dated August 22, 2019

to the Statement of Additional Information dated May 1, 2019

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the funds listed above (the “Funds”). You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, revisions to the Funds’ SAI are as follows:

1.	All references to, and information regarding, Zachary Brown, in the SAI are deleted in their entirety.

2.	The following supplements the information under Other Accounts Managed – Milliman FRM:

	Total Number of Other Accounts	Total Assets (in Millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in Millions) of Other Accounts Paying Performance Fees
Anthony Nese, FRM*
Registered Investment Companies	19	$26,998	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*As of June 30, 2019

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